INCENTIVE STOCK PLANS - Additional Information for Stock Options (Details) - Stock Options - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of options exercised	$ 0	$ 2	$ 300
Cash received from exercise of options	$ 0	$ 75	$ 2,466